     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 6, 1999


                                               SECURITIES ACT FILE NO. 333-81999
                                       INVESTMENT COMPANY ACT FILE NO. 811-09315
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-2
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         PRE-EFFECTIVE AMENDMENT NO. 2                       [ ]

                        POST-EFFECTIVE AMENDMENT NO.                         [ ]
                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 6                              [X]
                        (Check appropriate box or boxes)

                            ------------------------

                 MUNIHOLDINGS NEW JERSEY INSURED FUND IV, INC.
               (Exact Name of Registrant as Specified in Charter)

                            ------------------------

              800 SCUDDERS MILL ROAD PLAINSBORO, NEW JERSEY 08536
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (609) 282-2800

                                 TERRY K. GLENN
                 MUNIHOLDINGS NEW JERSEY INSURED FUND IV, INC.
                            800 SCUDDERS MILL ROAD,
                          PLAINSBORO, NEW JERSEY 08536
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)

                            ------------------------

                                   COPIES TO:

                MICHAEL J. HENNEWINKEL, ESQ.                                     FRANK P. BRUNO, ESQ.
                FUND ASSET MANAGEMENT, L.P.                                        BROWN & WOOD LLP
                       P.O. BOX 9011                                            ONE WORLD TRADE CENTER
              PRINCETON, NEW JERSEY 08543-9011                              NEW YORK, NEW YORK 10048-0557

                            ------------------------

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

                            ------------------------

    If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. [ ]

    If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. [ ]

    If this Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration number of the earlier effective registration statement for the same offering. [ ]

    If delivery of the prospectus is expected to be made pursuant to Rule 434 under the Securities Act, please check the following box. [X]



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     This Pre-Effective Amendment is being filed to re-file Exhibit (a)(2).

                           PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (1) Financial Statements

        Independent Auditors' Report
        Statement of Assets, Liabilities and Capital as of June 15, 1999 Schedule of Investments as of July 23, 1999 (unaudited)
        Financial Statements as of July 23, 1999 (unaudited)

     (2) Exhibits:


      (a)(1)    --   Articles of Incorporation of the Registrant.(a)
         (2)    --   Form of Articles Supplementary creating the Series A AMPS.
      (b)       --   By-Laws of the Registrant.(a)
      (c)       --   Not applicable.
      (d)(1)    --   Portions of the Articles of Incorporation, By-Laws and the
                     Articles Supplementary of the
                     Registrant defining the rights of holders of shares of the
                     Registrant.(b)
         (2)    --   Form of specimen certificate for the AMPS of the
                     Registrant.(c)
      (e)       --   Form of Automatic Dividend Reinvestment Plan.(d)
      (f)       --   Not applicable.
      (g)       --   Form of Investment Advisory Agreement between the Registrant and Fund Asset
                     Management, L.P.(d)
      (h)(1)    --   Form of Purchase Agreement for the AMPS.(c)
         (2)    --   Merrill Lynch Standard Dealer Agreement.(d)
      (i)       --   Not applicable.
      (j)       --   Form of Custodian Contract between the Registrant and State
                     Street Bank and Trust Company.(d)
      (k)(1)    --   Form of Transfer Agency, Dividend Disbursing Agency and
                     Shareholder Servicing Agency Agreement between the
                     Registrant and State Street Bank and Trust Company.(d)
         (2)    --   Form of Auction Agent Agreement between the Registrant and
                     IBJ Whitehall Bank & Trust Company.(c)
         (3)    --   Form of Broker-Dealer Agreement.(c)
         (4)    --   Form of Letter of Representations.(c)
      (l)       --   Opinion and Consent of Brown & Wood LLP, counsel to the
                     Registrant.(e)
      (m)       --   Not applicable.
      (n)       --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.(e)
      (o)       --   Not applicable.
      (p)       --   Certificate of Fund Asset Management, L.P.(c)
      (q)       --   Not applicable.
      (r)       --   Financial Data Schedule.(e)


---------------
(a) Reference is made to the Registrant's registration statement on Form N-2, File No. 333-77537 (the "Common Stock Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on April 30, 1999.

(b) Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6),
    Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Articles of Incorporation, previously filed as Exhibit (a) to the Common Stock Registration Statement; and to Article II,
    Article III (sections 1, 2, 3, 5 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws, previously filed as Exhibit (b) to the Common Stock Registration Statement. Reference is also made to the Form of Articles Supplementary filed hereto as Exhibit
    (a)(4).

(c) Previously filed with the original filing of this Registration Statement on June 30, 1999.

(d) Reference is made to Pre-Effective Amendment No. 1 to the Registrant's Common Stock Registration Statement filed with the Securities and Exchange Commission on May 18, 1999.


(e) Previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on July 28, 1999.


ITEM 25.  MARKETING ARRANGEMENTS.

     See Exhibit (h).

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees...........................................  $  7,754
Printing....................................................    54,000
Legal fees and expenses.....................................    35,000
Rating Agency fees..........................................    35,000
Miscellaneous...............................................     3,246
                                                              --------
          Total.............................................  $135,000
                                                              ========

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The information in the Prospectus under the captions "Investment Advisory and Management Arrangements" and "Description of Capital Stock -- Common Stock" and in Note 1 to the Statement of Assets, Liabilities and Capital is incorporated herein by reference.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES.

                                                                NUMBER OF
                                                              RECORD HOLDERS
                                                               AT JULY 23,
                       TITLE OF CLASS                              1999
                       --------------                         --------------
Common Stock, $.10 par value................................        2
Preferred Stock, $.10 par value.............................        0

ITEM 29.  INDEMNIFICATION.

     Section 2-418 of the General Corporation Law of the State of Maryland,
Article VI of the Registrant's Amended and Restated Articles of Incorporation, filed as Exhibit (a)(2) to the Common Stock Registration Statement, Article VI of the Registrant's By-Laws, filed as Exhibit (b) to the Common Stock Registration Statement, and the Investment Advisory Agreement, filed as Exhibit
(g) to the Common Stock Registration Statement, provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Reference is made to Section 7 of the Purchase Agreement, a form of which is filed as Exhibit (h)(1) hereto, for provisions relating to the indemnification of the underwriter.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     Fund Asset Management, L.P. (the "Investment Adviser") acts as investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA

Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc., and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc. MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Florida Insured Fund V, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Florida Fund, MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

     Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., and

Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201.

     Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two years for his or her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 30 and also hold the same positions with all or substantially all of the investment companies advised by MLAM as they do with those advised by the Investment Adviser. Messrs. Giordano, Doll and Monagle are officers of one or more of such companies.

                                        POSITION WITH            OTHER SUBSTANTIAL BUSINESS
              NAME                    INVESTMENT ADVISER     PROFESSION, VOCATION OF EMPLOYMENT
              ----                 ------------------------  ----------------------------------
ML&Co............................  Limited Partner           Financial Services Holding
                                                             Company; Limited Partner of FAM
Princeton Services...............  General Partner           General Partner of MLAM
Jeffrey M. Peek..................  President                 President of MLAM; President and
                                                             Director of Princeton Services;
                                                             Executive Vice President of ML &
                                                             Co.; Managing Director and Co-Head
                                                             of the Investment Banking Division
                                                             of Merrill Lynch in 1997.
Terry K. Glenn...................  Executive Vice President  Executive Vice President of MLAM;
                                                             Executive Vice President and
                                                             Director of Princeton Services;
                                                             President and Director of PFD;
                                                             Director of Financial Data
                                                             Services, Inc.; President of
                                                             Princeton Administrators, L.P.
Gregory A. Bundy.................  Managing Director and     Managing Director and Chief
                                   Chief Operating Officer   Operating Officer of FAM; Managing
                                                             Director and Chief Operating
                                                             Officer of Princeton Services;
                                                             Co-CEO of Merrill Lynch Australia
                                                             from 1997 to 1999; Managing
                                                             Director of Merrill Lynch from
                                                             1992 to 1996.
Donald C. Burke..................  Senior Vice President     Senior Vice President, Treasurer
                                   and Treasurer             and Director of Taxation of MLAM;
                                                             Senior Vice President and
                                                             Treasurer of Princeton Services;
                                                             Vice President of PFD; First Vice
                                                             President of MLAM from 1997 to
                                                             1999; Vice President of MLAM from
                                                             1996 to 1997.

                                        POSITION WITH            OTHER SUBSTANTIAL BUSINESS
              NAME                    INVESTMENT ADVISER     PROFESSION, VOCATION OF EMPLOYMENT
              ----                 ------------------------  ----------------------------------
Michael G. Clark.................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services; Treasurer and Director
                                                             of PFD; First Vice President of
                                                             the Investment Adviser from 1997
                                                             to 1999; Vice President of the
                                                             Investment Adviser from 1996 to
                                                             1997.
Robert C. Doll...................  Senior Vice President     Senior Vice President of Princeton
                                                             Services; Chief Investment Officer
                                                             of Oppenheimer Funds, Inc. in 1999
                                                             and Executive Vice President
                                                             thereof from 1991 to 1999.
Linda L. Federici................  Senior Vice President     Senior Vice President of MLAM;
                                                             Senior Vice President of Princeton
                                                             Services
Vincent R. Giordano..............  Senior Vice President     Senior Vice President of MLAM;
                                                             Senior Vice President of Princeton
                                                             Services
Michael J. Hennewinkel...........  Senior Vice President,    Senior Vice President, General
                                   General Counsel and       Counsel and Secretary of MLAM;
                                   Secretary                 Senior Vice President of Princeton
                                                             Services
Philip L. Kirstein...............  Senior Vice President     Senior Vice President of MLAM;
                                                             Senior Vice President, General
                                                             Counsel, Director and Secretary of
                                                             Princeton Services
Ronald M. Kloss..................  Senior Vice President     Senior Vice President of MLAM;
                                                             Senior Vice President of Princeton
                                                             Services
Debra W. Landsman-Yaros..........  Senior Vice President     Senior Vice President of MLAM;
                                                             Senior Vice President of Princeton
                                                             Services; Vice President of PFD
Joseph T. Monagle, Jr............  Senior Vice President     Senior Vice President of MLAM;
                                                             Senior Vice President of Princeton
                                                             Services
Brian A. Murdock.................  Senior Vice President     Senior Vice President of MLAM;
                                                             Senior Vice President of Princeton
                                                             Services
Gregory D. Upah..................  Senior Vice President     Senior Vice President of MLAM;
                                                             Senior Vice President of Princeton
                                                             Services

ITEM 31.  LOCATION OF ACCOUNT AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), its investment adviser (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its custodian and transfer agent.

ITEM 32.  MANAGEMENT SERVICES.

     Not applicable.

ITEM 33.  UNDERTAKINGS.

     Registrant undertakes:

     (1) For the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as a part of a registration statement in reliance upon Rule 430A under the Securities Act of 1933 and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the registration statement as of the time it was declared effective.

     (2) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 6(th) day of August, 1999.


                                         MUNIHOLDINGS NEW JERSEY INSURED FUND
                                         IV, INC.
                                                      (Registrant)

                                          By:     /s/ TERRY K. GLENN

                                          --------------------------------------
                                               (Terry K. Glenn, President)

     Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke or William E. Zitelli, Jr., or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


                    SIGNATURES                                     TITLE                     DATE
                    ----------                                     -----                     ----
                /s/ TERRY K. GLENN                   President (Principal Executive     August 6, 1999
---------------------------------------------------  Officer) and Director
                 (Terry K. Glenn)

                /s/ DONALD C. BURKE                  Treasurer (Principal Financial     August 6, 1999
---------------------------------------------------  and Accounting Officer)
                 (Donald C. Burke)

               /s/ RONALD W. FORBES                  Director                           August 6, 1999
---------------------------------------------------
                (Ronald W. Forbes)

             /s/ CYNTHIA A. MONTGOMERY               Director                           August 6, 1999
---------------------------------------------------
              (Cynthia A. Montgomery)

               /s/ CHARLES C. REILLY                 Director                           August 6, 1999
---------------------------------------------------
                (Charles C. Reilly)

                 /s/ KEVIN A. RYAN                   Director                           August 6, 1999
---------------------------------------------------
                  (Kevin A. Ryan)

                /s/ RICHARD R. WEST                  Director                           August 6, 1999
---------------------------------------------------
                 (Richard R. West)

                 /s/ ARTHUR ZEIKEL                   Director                           August 6, 1999
---------------------------------------------------
                  (Arthur Zeikel)

                                 EXHIBIT INDEX


EXHIBITS                           DESCRIPTION
--------                           -----------
(a)(2)     -- Form of Articles Supplementary creating Series A AMPS